Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Annual Lease Commitments Under Non-Cancellable Operating Leases

Aggregate minimum annual lease commitments of the Company under its non-cancellable operating leases as of December 31, 2018, are as follows:

For the Year Ended December 31,
(in thousands)
2019	$1,845
2020	1,892
2021	1,941
2022	1,991
2023	1,728
Thereafter	1,460

Total minimum lease payments	$10,857

Schedule of Supplemental Cash Flow Information Related to Leases

The following table contains supplemental cash flow information related to operating leases as of March 31, 2019.

(in thousands)
Cash paid within operating cash flows	$459
Right-of-use assets recognized in exchange for new lease obligations	—

Schedule of Supplemental Balance Sheet Information Related to Leases

The following table contains supplemental balance sheet information related to operating leases, as of March 31, 2019.

(in thousands)
Other assets, net (Right-of-use assets)	$6,426

Accrued lease liability, current	1,118
Accrued lease liability, long-term	6,918

Total lease liabilities	$8,036

Weighted average remaining lease term	5.3 years
Weighted average discount rate	10%

Schedule Of Maturities Of Operating Lease Liabilities

Maturities of the Company’s operating lease liabilities as of March 31, 2019 are summarized in the table below.

Year	Amount
(in thousands)
2019	$1,385
2020	1,892
2021	1,941
2022	1,991
2023	1,729
2024 and after	1,460

Total lease payments	10,398
Less: imputed interest	(2,362)

Total operating lease liabilities	$8,036